Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	For the Three Months Ended
	March 31,
	2018	2017
Numerator:
Net loss	$(51,440)	$(188,593)
Denominator:
Denominator for basic earnings per share — weighted average shares	36,865	36,644
Effect of dilutive securities:
Employee stock options and restricted stock	—	—

Denominator for diluted earnings per share —
Adjusted weighted average shares and the effect of dilutive securities	36,865	36,644

Net loss per share:
Net loss per share — basic	$(1.40)	$(5.15)
Net loss per share — diluted (1)	$(1.40)	$(5.15)

(1)	As a result of the net loss in the three months ended March 31, 2018 and 2017, the effect of potentially dilutive securities would have been anti-dilutive and have been omitted from the calculation of diluted earnings per share.

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Years Ended December 31,
	2017	2016	2015
Numerator:
Net (loss) income	$(266,981)	$63,852	$(44,342)
Denominator:
Denominator for basic earnings per share - weighted average shares	36,729	36,580	37,457
Effect of dilutive securities:
Employee stock options and restricted stock (1)	—	338	—

Denominator for diluted earnings per share - Adjusted weighted average shares and the effect of dilutive securities	36,729	36,918	37,457

Net (loss) income per share:
Net (loss) income per share—basic	$(7.27)	$1.75	$(1.18)
Net (loss) income per share—diluted(2)	$(7.27)	$1.73	$(1.18)

(1)	The effect of dilutive securities for employee stock options and restricted stock in the year ended December 31, 2017 was affected by the adoption of ASU 2016-09 at the beginning of 2017. In accordance with the standard, the effect of dilutive securities in the calculation of diluted net income per share was applied prospectively and results for the years ended December 31, 2016 and 2015 have not been revised.
(2)	As a result of the net loss in the years ended December 31, 2017 and 2015, the effect of potentially dilutive securities would have been anti-dilutive and have been omitted from the calculation of diluted earnings per share, consistent with GAAP.